Securities - Summary of Non-Interest Revenue (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of Securities [Abstract]
FVTPL securities	$ 35	$ 36	$ 163	$ 132
FVOCI securities - net realized gains	14	13	60	42
Impairment (loss) recovery on FVOCI and amortized cost securities	4	0	1	(1)
Securities gains, other than trading	$ 53	$ 49	$ 224	$ 173